Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,857,039	$ 2,580,646
Non-Depletable	1,127,010	1,047,475
Total	3,984,049	3,628,121
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	675,029	739,858
Non-Depletable	882,429	745,227
Total	1,557,458	1,485,085
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,065,481	3,855,357
Non-Depletable	2,056,960	1,851,662
Total	6,122,441	5,707,019
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	321,454	316,749
Non-Depletable	29,362	40,824
Total	350,816	357,573
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	211,959	218,104
Non-Depletable	8,708	8,708
Total	220,667	226,812
Marathon [Member] | Platinum Interest Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	9,451	9,428
Total	9,451	9,428
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	202,528	219,969
Non-Depletable	73,704	73,705
Total	276,232	293,674
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	172,512	198,294
Non-Depletable	347,018	347,074
Total	519,530	545,368
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	169,527	182,171
Non-Depletable	10,056	10,776
Total	179,583	192,947
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	130,462	139,424
Non-Depletable	451,651	313,672
Total	582,113	453,096
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	218,467	239,002
Non-Depletable	44,018	44,414
Total	262,485	283,416
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,303,719	1,990,789
Non-Depletable	377,700	392,473
Total	2,681,419	2,383,262
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	74,758	89,097
Non-Depletable	5,507	6,486
Total	80,265	95,583
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	55,428	51,459
Non-Depletable	89,294	104,406
Total	144,722	155,865
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	186,668	191,051
Non-Depletable	24,801	24,801
Total	211,469	215,852
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	17,999	19,248
Non-Depletable	585,690	474,895
Total	$ 603,689	$ 494,143